Shareholder Report	6 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Financial Trust
Entity Central Index Key	0000708191
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Fidelity Advisor Convertible Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class I
Trading Symbol	FICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 1,738,393,455
Holdings Count | shares	283
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.2 A 0.9 BBB 9.5 BB 2.1 B 2.0 CCC,CC,C 1.0 Not Rated 67.6 Equities 15.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.9 Common Stocks 8.7 Preferred Stocks 6.5 U.S. Treasury Obligations 1.2 Preferred Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.1 Monaco 0.4 Norway 0.4 Israel 0.4 United Kingdom 0.2 China 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 2.0 Bank of America Corp Series L, 7.25% 1.9 DHT Holdings Inc 1.8 DISH Network Corp 1.7 Akamai Technologies Inc 1.5 Snap Inc 1.5 Royal Caribbean Cruises Ltd 1.4 ON Semiconductor Corp 1.4 Southern Co/The 1.4 Uber Technologies Inc 1.4 16.0
Fidelity Advisor Convertible Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class C
Trading Symbol	FCCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.77%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%
Net Assets	$ 1,738,393,455
Holdings Count | shares	283
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.2 A 0.9 BBB 9.5 BB 2.1 B 2.0 CCC,CC,C 1.0 Not Rated 67.6 Equities 15.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.9 Common Stocks 8.7 Preferred Stocks 6.5 U.S. Treasury Obligations 1.2 Preferred Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.1 Monaco 0.4 Norway 0.4 Israel 0.4 United Kingdom 0.2 China 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 2.0 Bank of America Corp Series L, 7.25% 1.9 DHT Holdings Inc 1.8 DISH Network Corp 1.7 Akamai Technologies Inc 1.5 Snap Inc 1.5 Royal Caribbean Cruises Ltd 1.4 ON Semiconductor Corp 1.4 Southern Co/The 1.4 Uber Technologies Inc 1.4 16.0
Fidelity Convertible Securities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity® Convertible Securities Fund
Trading Symbol	FCVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Convertible Securities Fund	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 1,738,393,455
Holdings Count | shares	283
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.2 A 0.9 BBB 9.5 BB 2.1 B 2.0 CCC,CC,C 1.0 Not Rated 67.6 Equities 15.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.9 Common Stocks 8.7 Preferred Stocks 6.5 U.S. Treasury Obligations 1.2 Preferred Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.1 Monaco 0.4 Norway 0.4 Israel 0.4 United Kingdom 0.2 China 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 2.0 Bank of America Corp Series L, 7.25% 1.9 DHT Holdings Inc 1.8 DISH Network Corp 1.7 Akamai Technologies Inc 1.5 Snap Inc 1.5 Royal Caribbean Cruises Ltd 1.4 ON Semiconductor Corp 1.4 Southern Co/The 1.4 Uber Technologies Inc 1.4 16.0
Fidelity Advisor Convertible Securities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class Z
Trading Symbol	FIQVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,738,393,455
Holdings Count | shares	283
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.2 A 0.9 BBB 9.5 BB 2.1 B 2.0 CCC,CC,C 1.0 Not Rated 67.6 Equities 15.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.9 Common Stocks 8.7 Preferred Stocks 6.5 U.S. Treasury Obligations 1.2 Preferred Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.1 Monaco 0.4 Norway 0.4 Israel 0.4 United Kingdom 0.2 China 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 2.0 Bank of America Corp Series L, 7.25% 1.9 DHT Holdings Inc 1.8 DISH Network Corp 1.7 Akamai Technologies Inc 1.5 Snap Inc 1.5 Royal Caribbean Cruises Ltd 1.4 ON Semiconductor Corp 1.4 Southern Co/The 1.4 Uber Technologies Inc 1.4 16.0
Fidelity Advisor Convertible Securities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class M
Trading Symbol	FTCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 1,738,393,455
Holdings Count | shares	283
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.2 A 0.9 BBB 9.5 BB 2.1 B 2.0 CCC,CC,C 1.0 Not Rated 67.6 Equities 15.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.9 Common Stocks 8.7 Preferred Stocks 6.5 U.S. Treasury Obligations 1.2 Preferred Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.1 Monaco 0.4 Norway 0.4 Israel 0.4 United Kingdom 0.2 China 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 2.0 Bank of America Corp Series L, 7.25% 1.9 DHT Holdings Inc 1.8 DISH Network Corp 1.7 Akamai Technologies Inc 1.5 Snap Inc 1.5 Royal Caribbean Cruises Ltd 1.4 ON Semiconductor Corp 1.4 Southern Co/The 1.4 Uber Technologies Inc 1.4 16.0
Fidelity Equity Dividend Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund
Trading Symbol	FEQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Dividend Income Fund	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 6,100,115,854
Holdings Count | shares	116
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$6,100,115,854
Number of Holdings	116
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Health Care 17.1 Consumer Staples 10.9 Industrials 8.7 Utilities 8.4 Energy 8.2 Information Technology 6.5 Communication Services 6.1 Real Estate 4.8 Consumer Discretionary 3.9 Materials 3.9 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 89.5 United Kingdom 5.2 France 2.2 Taiwan 1.1 Canada 0.9 Denmark 0.6 Belgium 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Johnson & Johnson 2.9 Comcast Corp Class A 2.6 Wells Fargo & Co 2.6 Merck & Co Inc 2.5 Verizon Communications Inc 2.1 M&T Bank Corp 2.0 Shell PLC ADR 2.0 Chubb Ltd 1.9 Unilever PLC ADR 1.9 23.7
Fidelity Advisor Convertible Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class A
Trading Symbol	FACVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 1,738,393,455
Holdings Count | shares	283
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,738,393,455
Number of Holdings	283
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.2 A 0.9 BBB 9.5 BB 2.1 B 2.0 CCC,CC,C 1.0 Not Rated 67.6 Equities 15.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 82.9 Common Stocks 8.7 Preferred Stocks 6.5 U.S. Treasury Obligations 1.2 Preferred Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 1.1 Monaco 0.4 Norway 0.4 Israel 0.4 United Kingdom 0.2 China 0.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 2.0 Bank of America Corp Series L, 7.25% 1.9 DHT Holdings Inc 1.8 DISH Network Corp 1.7 Akamai Technologies Inc 1.5 Snap Inc 1.5 Royal Caribbean Cruises Ltd 1.4 ON Semiconductor Corp 1.4 Southern Co/The 1.4 Uber Technologies Inc 1.4 16.0
Fidelity Equity Dividend Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class K
Trading Symbol	FETKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 6,100,115,854
Holdings Count | shares	116
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$6,100,115,854
Number of Holdings	116
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Health Care 17.1 Consumer Staples 10.9 Industrials 8.7 Utilities 8.4 Energy 8.2 Information Technology 6.5 Communication Services 6.1 Real Estate 4.8 Consumer Discretionary 3.9 Materials 3.9 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 89.5 United Kingdom 5.2 France 2.2 Taiwan 1.1 Canada 0.9 Denmark 0.6 Belgium 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Johnson & Johnson 2.9 Comcast Corp Class A 2.6 Wells Fargo & Co 2.6 Merck & Co Inc 2.5 Verizon Communications Inc 2.1 M&T Bank Corp 2.0 Shell PLC ADR 2.0 Chubb Ltd 1.9 Unilever PLC ADR 1.9 23.7